Borrowings from Fainancial Institutions (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings from Fainancial Institutions [Abstract]
Current portion of long-term borrowings	$ 695,090	$ 1,007,787	$ 661,964
Long-term borrowings	333,457	465,379	661,964
Borrowing from financial institutions	$ 1,028,547	$ 1,473,166	$ 1,323,928